Material Partly-Owned Subsidiaries - Summary of Statements of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₽ 66,032	₽ 72,140
Non-current assets	246,473	245,485
Current liabilities	(459,439)	(476,195)
Non-current liabilities	(86,663)	(74,625)
Total equity	(233,597)	(233,195)	₽ (244,133)	₽ (252,588)
Attributable to:
Equity shareholders of Mechel PAO	(245,228)	(243,041)
Non-controlling interests	11,631	9,846
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	74,924	49,771
Non-current assets	61,772	81,868
Current liabilities	(135,625)	(101,714)
Non-current liabilities	(6,626)	(40,888)
Total equity	5,555	10,963
Attributable to:
Equity shareholders of Mechel PAO	5,828	11,157
Non-controlling interests	(273)	(194)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Current assets	4,373	3,735
Non-current assets	4,316	4,187
Current liabilities	(2,727)	(2,757)
Non-current liabilities	(176)	(31)
Total equity	(5,786)	(5,134)
Attributable to:
Equity shareholders of Mechel PAO	(4,176)	(3,706)
Non-controlling interests	(1,610)	(1,428)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Current assets	46,448	38,571
Non-current assets	170,004	174,639
Current liabilities	(177,585)	(176,114)
Non-current liabilities	(2,757)	(4,921)
Total equity	(36,110)	(32,175)
Attributable to:
Equity shareholders of Mechel PAO	(34,021)	(30,314)
Non-controlling interests	(2,089)	(1,861)
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Current assets	3,301	1,507
Non-current assets	4,556	6,201
Current liabilities	(93)	(108)
Non-current liabilities	(610)	(204)
Total equity	(7,154)	(7,396)
Attributable to:
Equity shareholders of Mechel PAO	(6,019)	(6,223)
Non-controlling interests	(1,135)	(1,173)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Current assets	14,127	9,594
Non-current assets	3,651	6,442
Current liabilities	(5,308)	(4,751)
Non-current liabilities	(261)	(141)
Total equity	(12,209)	(11,144)
Attributable to:
Equity shareholders of Mechel PAO	(11,156)	(10,182)
Non-controlling interests	(1,053)	(962)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Current assets	20,413	13,863
Non-current assets	23,484	23,221
Current liabilities	(3,001)	(2,336)
Non-current liabilities	(1,098)	(917)
Total equity	(39,798)	(33,831)
Attributable to:
Equity shareholders of Mechel PAO	(35,836)	(30,462)
Non-controlling interests	(3,962)	(3,369)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Current assets	15,374	10,217
Non-current assets	19,942	19,139
Current liabilities	(5,504)	(4,870)
Non-current liabilities	(422)	(137)
Total equity	(29,390)	(24,349)
Attributable to:
Equity shareholders of Mechel PAO	(27,565)	(22,837)
Non-controlling interests	(1,825)	(1,512)
Izhstal [member]
Disclosure of subsidiaries [line items]
Current assets	4,049	5,171
Non-current assets	4,405	1,803
Current liabilities	(10,153)	(12,765)
Non-current liabilities	(2,634)	(1,987)
Total equity	4,333	7,778
Attributable to:
Equity shareholders of Mechel PAO	3,908	7,010
Non-controlling interests	₽ 425	₽ 768